Leases - Finance leases (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance leases
Contract period for finance lease	25 years
Present value	kr 16	kr 17	kr 48
Nominal value	18	19	52
Less interest portion	(2)	(2)	(4)
Within 1 year
Finance leases
Present value	2	2	17
Nominal value	2	2	17
Within 1 - 2 years
Finance leases
Present value	2	2	10
Nominal value	2	2	10
Within 2 - 3 years
Finance leases
Present value	2	2	4
Nominal value	2	2	5
Within 3 - 4 years
Finance leases
Present value	2	2	4
Nominal value	2	2	5
Within 4 - 5 years
Finance leases
Present value	2	2	4
Nominal value	3	3	4
Within 5 - 10 years
Finance leases
Present value	6	7	8
Nominal value	kr 7	kr 8	10
Within 10 - 15 years
Finance leases
Present value			1
Nominal value			kr 1